Average Annual Total Returns	12 Months Ended	13 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	4.03%
Bloomberg 1-5 Year (Short) Municipal Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.07%	3.13%
MSCI World Index (Net) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	22.63%
S&P Global Infrastructure Index (Net) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.05%	17.48%
MSCI ACWI Index (Net) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	21.38%
S&P 1500 Energy Sector Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.98%	5.32%
Class - Macquarie Global Listed Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Percent	(2.70%)	1.36%
Class - Macquarie Global Listed Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.10%)	(0.12%)
Class - Macquarie Global Listed Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.90%)	0.86%
Class - Macquarie Energy Transition ETF
Prospectus [Line Items]
Average Annual Return, Percent	(3.58%)	5.41%
Class - Macquarie Energy Transition ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.81%)	5.16%
Class - Macquarie Energy Transition ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.95%)	4.13%
Class - Macquarie Tax-Free USA Short Term ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.52%	3.83%
Class - Macquarie Tax-Free USA Short Term ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.52%	3.83%
Class - Macquarie Tax-Free USA Short Term ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.90%	3.68%